Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Balanced Portfolio
September 30, 2021
VIPBAL-NPRT3-1121
1.808794.117
Common Stocks - 69.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Entertainment - 1.4%
Activision Blizzard, Inc.	165,671	12,821,279
Electronic Arts, Inc.	50,879	7,237,538
Marcus Corp. (a)(b)	15,500	270,475
Netflix, Inc. (a)	56,949	34,758,253
Sea Ltd. ADR (a)	7,500	2,390,475
The Walt Disney Co. (a)	253,854	42,944,481
		100,422,501
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	43,951	117,503,878
Class C (a)	41,518	110,658,341
Facebook, Inc. Class A (a)	354,598	120,347,015
Snap, Inc. Class A (a)	80,203	5,924,596
Tencent Holdings Ltd.	34,100	2,035,728
Tongdao Liepin Group (a)	1,711,598	2,425,952
Twitter, Inc. (a)	107,933	6,518,074
Vimeo, Inc.	31,511	925,478
Z Holdings Corp.	255,800	1,637,136
Zoominfo Technologies, Inc. (a)	54,700	3,347,093
		371,323,291
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	10,131	209,914
Comcast Corp. Class A	411,878	23,036,337
ViacomCBS, Inc. Class B	87,500	3,457,125
		26,703,376
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	240,671	30,748,127
TOTAL COMMUNICATION SERVICES		529,197,295
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.0%
Adient PLC (a)	67,430	2,794,974
Automobiles - 0.8%
Ferrari NV	20,100	4,203,312
Tesla, Inc. (a)	68,100	52,810,188
		57,013,500
Distributors - 0.2%
LKQ Corp. (a)	197,800	9,953,296
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A	52,100	8,739,775
Booking Holdings, Inc. (a)	9,400	22,314,378
Caesars Entertainment, Inc. (a)	79,000	8,870,120
Churchill Downs, Inc.	43,400	10,419,472
Compass Group PLC (a)	399,400	8,168,198
MakeMyTrip Ltd. (a)	79,560	2,163,236
Marriott International, Inc. Class A (a)	130,400	19,310,936
McDonald's Corp.	54,100	13,044,051
Penn National Gaming, Inc. (a)	15,700	1,137,622
		94,167,788
Household Durables - 0.5%
GoPro, Inc. Class A (a)	280,500	2,625,480
Leggett & Platt, Inc.	138,000	6,187,920
Lennar Corp. Class A	160,200	15,007,536
Mohawk Industries, Inc. (a)	30,500	5,410,700
Tempur Sealy International, Inc.	134,100	6,223,581
		35,455,217
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	54,360	178,574,774
Cazoo Group Ltd. (a)(c)(d)	56,400	416,317
Chewy, Inc. (a)(b)	22,400	1,525,664
Coupang, Inc. Class A (a)	40,900	1,139,065
Deliveroo PLC (a)	200,000	771,543
Deliveroo PLC Class A (a)(b)(e)	350,600	1,356,502
eBay, Inc.	227,700	15,863,859
Farfetch Ltd. Class A (a)	115,100	4,313,948
Global-e Online Ltd.	10,500	753,900
Porch Group, Inc. Class A (a)	468,780	8,288,030
Shop Apotheke Europe NV (a)(e)	6,900	1,016,052
THG PLC	250,600	1,710,897
ZOZO, Inc.	20,100	753,047
		216,483,598
Leisure Products - 0.1%
Mattel, Inc. (a)	152,400	2,828,544
Multiline Retail - 0.2%
Dollar General Corp.	4,000	848,560
Dollar Tree, Inc. (a)	118,200	11,314,104
Nordstrom, Inc. (a)	125,300	3,314,185
Ollie's Bargain Outlet Holdings, Inc. (a)	17,600	1,060,928
		16,537,777
Specialty Retail - 1.6%
Auto1 Group SE (e)	71,977	2,618,974
Burlington Stores, Inc. (a)	14,100	3,998,337
Industria de Diseno Textil SA	299,200	11,009,287
Lowe's Companies, Inc.	231,000	46,860,660
The Home Depot, Inc.	79,808	26,197,774
TJX Companies, Inc.	279,580	18,446,688
		109,131,720
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	46,600	2,255,906
LVMH Moet Hennessy Louis Vuitton SE	5,600	4,011,080
NIKE, Inc. Class B	83,030	12,058,447
PVH Corp. (a)	50,400	5,180,616
Tapestry, Inc.	287,100	10,628,442
		34,134,491
TOTAL CONSUMER DISCRETIONARY		578,500,905
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	46,900	9,881,361
Keurig Dr. Pepper, Inc.	127,917	4,369,645
Monster Beverage Corp. (a)	133,126	11,825,583
PepsiCo, Inc.	200,100	30,097,041
Pernod Ricard SA	20,900	4,607,681
The Coca-Cola Co.	599,500	31,455,765
		92,237,076
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	150,600	8,270,952
Costco Wholesale Corp.	70,300	31,589,305
Sovos Brands, Inc.	42,000	585,900
U.S. Foods Holding Corp. (a)	275,800	9,559,228
Walgreens Boots Alliance, Inc.	127,000	5,975,350
Walmart, Inc.	207,600	28,935,288
Zur Rose Group AG (a)	4,640	1,856,414
		86,772,437
Food Products - 0.4%
Bunge Ltd.	18,000	1,463,760
Darling Ingredients, Inc. (a)	32,300	2,322,370
Freshpet, Inc. (a)	10,300	1,469,707
Hotel Chocolat Group Ltd. (a)	30,400	165,886
Lamb Weston Holdings, Inc.	79,900	4,903,463
Mondelez International, Inc.	278,300	16,191,494
Oatly Group AB ADR (b)	34,400	520,128
		27,036,808
Household Products - 0.7%
Procter & Gamble Co.	366,100	51,180,780
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	38,900	11,667,277
Olaplex Holdings, Inc.	25,100	527,100
The Honest Co., Inc. (b)	60,700	630,066
		12,824,443
Tobacco - 0.2%
Altria Group, Inc.	260,200	11,844,304
Philip Morris International, Inc.	35,100	3,327,129
Swedish Match Co. AB	159,800	1,398,664
		16,570,097
TOTAL CONSUMER STAPLES		286,621,641
ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	204,500	5,057,285
Halliburton Co.	358,800	7,757,256
Liberty Oilfield Services, Inc. Class A (a)	75,400	914,602
Oceaneering International, Inc. (a)	143,790	1,915,283
Schlumberger Ltd.	27,600	818,064
		16,462,490
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	1,903,454	2,614,882
Antero Resources Corp. (a)	64,700	1,217,007
Canadian Natural Resources Ltd.	351,700	12,859,014
Cheniere Energy, Inc.	47,200	4,610,024
ConocoPhillips Co.	98,500	6,675,345
Exxon Mobil Corp.	906,700	53,332,094
Genesis Energy LP	107,155	1,068,335
Harbour Energy PLC (a)	344,650	1,682,196
Hess Corp.	202,900	15,848,519
Imperial Oil Ltd.	115,200	3,640,815
Marathon Petroleum Corp.	14,500	896,245
MEG Energy Corp. (a)	1,236,900	9,658,093
Murphy Oil Corp.	138,200	3,450,854
Phillips 66 Co.	119,826	8,391,415
Reliance Industries Ltd.	18,564	465,690
Reliance Industries Ltd.	574,937	19,473,720
Reliance Industries Ltd. sponsored GDR (e)	82,417	5,584,535
Tourmaline Oil Corp.	159,300	5,565,313
Valero Energy Corp.	59,600	4,205,972
		161,240,068
TOTAL ENERGY		177,702,558
FINANCIALS - 8.4%
Banks - 3.5%
Bank of America Corp.	1,254,787	53,265,708
BNP Paribas SA (b)	55,100	3,525,337
Citizens Financial Group, Inc.	201,000	9,442,980
Comerica, Inc.	65,400	5,264,700
EFG Eurobank Ergasias SA (a)	4,660,800	4,338,774
First Horizon National Corp.	170,700	2,780,703
JPMorgan Chase & Co.	199,400	32,639,786
M&T Bank Corp.	66,700	9,960,978
NatWest Group PLC	539,000	1,625,008
Piraeus Financial Holdings SA (a)	918,700	1,478,498
PNC Financial Services Group, Inc.	121,000	23,672,440
Signature Bank	14,100	3,839,148
Societe Generale Series A	242,000	7,578,198
Standard Chartered PLC (United Kingdom)	617,600	3,610,353
Starling Bank Ltd. Series D (a)(f)	756,521	1,319,378
SVB Financial Group (a)	14,700	9,509,136
UniCredit SpA	306,200	4,052,155
Wells Fargo & Co.	1,393,700	64,681,617
		242,584,897
Capital Markets - 2.1%
Bank of New York Mellon Corp.	743,200	38,527,488
BlackRock, Inc. Class A	28,400	23,817,944
Cboe Global Markets, Inc.	47,625	5,898,833
CME Group, Inc.	42,400	8,199,312
Goldman Sachs Group, Inc.	19,600	7,409,388
Intercontinental Exchange, Inc.	166,900	19,163,458
Morgan Stanley	256,200	24,930,822
State Street Corp.	130,900	11,089,848
StepStone Group, Inc. Class A	144,311	6,153,421
Virtu Financial, Inc. Class A	83,900	2,049,677
		147,240,191
Consumer Finance - 1.2%
American Express Co.	142,100	23,806,013
Capital One Financial Corp.	278,058	45,037,054
OneMain Holdings, Inc.	268,729	14,868,776
Shriram Transport Finance Co. Ltd.	101,146	1,760,679
		85,472,522
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(d)(f)	621,699	1,815,361
Berkshire Hathaway, Inc.:
Class A (a)	13	5,347,927
Class B (a)	78,700	21,480,378
IonQ, Inc. (c)(d)	92,563	866,390
Jumo World Ltd. (f)	176	1,322,768
		30,832,824
Insurance - 1.1%
AIA Group Ltd.	137,400	1,580,706
Arthur J. Gallagher & Co.	78,328	11,643,457
Hartford Financial Services Group, Inc.	232,100	16,305,025
Marsh & McLennan Companies, Inc.	108,500	16,430,155
Prudential PLC (a)	74,300	1,441,823
The Travelers Companies, Inc.	199,500	30,325,995
		77,727,161
TOTAL FINANCIALS		583,857,595
HEALTH CARE - 8.9%
Biotechnology - 0.9%
Amgen, Inc.	83,978	17,857,922
Argenx SE ADR (a)	15,700	4,741,400
Blueprint Medicines Corp. (a)	30,200	3,104,862
Horizon Therapeutics PLC (a)	191,500	20,976,910
Regeneron Pharmaceuticals, Inc. (a)	29,600	17,913,328
		64,594,422
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	361,666	42,723,605
Boston Scientific Corp. (a)	716,580	31,092,406
DexCom, Inc. (a)	23,800	13,015,268
Envista Holdings Corp. (a)	235,000	9,825,350
Intuitive Surgical, Inc. (a)	28,300	28,134,445
ResMed, Inc.	32,155	8,474,450
Siemens Healthineers AG (e)	228,153	14,796,971
Stryker Corp.	143,271	37,783,428
		185,845,923
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	130,380	15,573,891
dentalcorp Holdings Ltd. (a)	146,933	1,922,217
Guardant Health, Inc. (a)	15,229	1,903,777
HCA Holdings, Inc.	111,500	27,063,280
Humana, Inc.	53,809	20,939,772
Option Care Health, Inc. (a)	326,000	7,908,760
Surgery Partners, Inc. (a)	298,461	12,636,839
UnitedHealth Group, Inc.	169,807	66,350,387
		154,298,923
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	126,500	6,326,265
Life Sciences Tools & Services - 0.9%
Avantor, Inc. (a)	157,067	6,424,040
Thermo Fisher Scientific, Inc.	98,124	56,061,185
		62,485,225
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	218,300	13,111,098
Bristol-Myers Squibb Co.	470,360	27,831,201
Eli Lilly & Co.	153,000	35,350,650
Roche Holding AG (participation certificate)	32,139	11,729,770
Royalty Pharma PLC	321,235	11,609,433
UCB SA	124,179	13,905,228
Zoetis, Inc. Class A	144,529	28,058,860
		141,596,240
TOTAL HEALTH CARE		615,146,998
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	118,016	23,134,676
Lockheed Martin Corp.	75,500	26,055,050
Northrop Grumman Corp.	70,800	25,498,620
Raytheon Technologies Corp.	414,300	35,613,228
Space Exploration Technologies Corp. Class A (a)(d)(f)	1,700	713,983
The Boeing Co. (a)	204,168	44,904,710
		155,920,267
Air Freight & Logistics - 0.5%
FedEx Corp.	104,519	22,919,972
United Parcel Service, Inc. Class B	58,600	10,671,060
		33,591,032
Airlines - 0.0%
Spirit Airlines, Inc. (a)	136,900	3,551,186
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	486,700	4,331,630
Construction & Engineering - 0.3%
AECOM (a)	267,586	16,898,056
API Group Corp. (a)(e)	100,400	2,043,140
		18,941,196
Electrical Equipment - 1.0%
Array Technologies, Inc.	406,966	7,537,010
FREYR Battery SA (a)	79,063	780,352
FTC Solar, Inc. (a)	135,700	1,057,103
Plug Power, Inc. (a)(b)	136,100	3,475,994
Sensata Technologies, Inc. PLC (a)	432,235	23,651,899
Shoals Technologies Group, Inc.	62,750	1,749,470
Sunrun, Inc. (a)	727,940	32,029,360
		70,281,188
Industrial Conglomerates - 0.9%
3M Co.	42,668	7,484,821
General Electric Co.	358,129	36,898,031
Hitachi Ltd.	213,400	12,624,895
Honeywell International, Inc.	27,400	5,816,472
		62,824,219
Machinery - 0.7%
Allison Transmission Holdings, Inc.	569,959	20,130,952
Caterpillar, Inc.	126,047	24,197,243
Flowserve Corp.	60,721	2,105,197
		46,433,392
Marine - 0.2%
Genco Shipping & Trading Ltd.	195,700	3,939,441
Golden Ocean Group Ltd.	184,400	1,985,988
Star Bulk Carriers Corp.	382,560	9,196,742
		15,122,171
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	259,600	4,363,876
Nielsen Holdings PLC	1,659,031	31,836,805
Otonomo Technologies Ltd. (a)	105,387	503,750
Renrui Human Resources Technology Holdings Ltd.	96,400	115,757
Upwork, Inc. (a)	32,360	1,457,171
		38,277,359
Road & Rail - 0.8%
Lyft, Inc. (a)	162,163	8,690,315
Norfolk Southern Corp.	56,246	13,456,856
Uber Technologies, Inc. (a)	740,490	33,173,952
Union Pacific Corp.	11,849	2,322,522
		57,643,645
TOTAL INDUSTRIALS		506,917,285
INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment & Components - 1.4%
Corning, Inc.	47,000	1,715,030
Flex Ltd. (a)	1,547,626	27,362,028
Insight Enterprises, Inc. (a)	40,438	3,642,655
Jabil, Inc.	1,032,800	60,284,536
		93,004,249
IT Services - 2.6%
Cloudflare, Inc. (a)	17,300	1,948,845
Cognizant Technology Solutions Corp. Class A	33,600	2,493,456
Dlocal Ltd.	44,100	2,406,096
Fidelity National Information Services, Inc.	45,800	5,572,944
Fiserv, Inc. (a)	14,700	1,594,950
Genpact Ltd.	28,800	1,368,288
Global Payments, Inc.	68,600	10,809,988
GoDaddy, Inc. (a)	31,700	2,209,490
MasterCard, Inc. Class A	152,700	53,090,736
MongoDB, Inc. Class A (a)	16,600	7,827,066
Payoneer Global, Inc.	10,000	85,500
PayPal Holdings, Inc. (a)	146,600	38,146,786
Square, Inc.	4,800	1,151,232
Thoughtworks Holding, Inc.	168,395	4,351,158
Visa, Inc. Class A	216,932	48,321,603
Wix.com Ltd. (a)	6,500	1,273,805
		182,651,943
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	14,000	1,440,600
Applied Materials, Inc.	97,200	12,512,556
Cirrus Logic, Inc. (a)	57,800	4,759,830
indie Semiconductor, Inc.	79,700	981,107
Lam Research Corp.	8,700	4,951,605
Marvell Technology, Inc.	164,572	9,925,337
Microchip Technology, Inc.	54,000	8,288,460
Micron Technology, Inc.	80,900	5,742,282
NVIDIA Corp.	332,700	68,922,132
NXP Semiconductors NV	100,112	19,608,937
ON Semiconductor Corp. (a)	489,512	22,404,964
Renesas Electronics Corp. (a)	357,700	4,402,343
Semtech Corp. (a)	28,400	2,214,348
Teradyne, Inc.	22,900	2,499,993
Universal Display Corp.	11,300	1,931,848
Xilinx, Inc.	27,100	4,091,829
		174,678,171
Software - 7.7%
Adobe, Inc. (a)	44,000	25,331,680
Amplitude, Inc.	46,521	2,527,951
Anaplan, Inc. (a)	61,800	3,763,002
Autodesk, Inc. (a)	77,069	21,977,767
Avalara, Inc. (a)	14,500	2,534,165
Blend Labs, Inc.	17,300	233,204
CCC Intelligent Solutions Holdings, Inc. (c)(d)	36,613	384,803
Ceridian HCM Holding, Inc. (a)	26,400	2,973,168
Cognyte Software Ltd. (a)	304,048	6,248,186
Confluent, Inc.	10,400	620,360
Coupa Software, Inc. (a)	7,400	1,621,932
Elastic NV (a)	19,100	2,845,709
Epic Games, Inc. (a)(d)(f)	1,812	1,603,620
Everbridge, Inc. (a)	29,300	4,425,472
FireEye, Inc. (a)	83,000	1,477,400
HubSpot, Inc. (a)	3,300	2,231,097
Intuit, Inc.	30,100	16,239,251
Lightspeed Commerce, Inc.	22,500	2,169,675
LivePerson, Inc. (a)	147,200	8,677,440
Microsoft Corp.	1,083,600	305,488,509
Momentive Global, Inc. (a)	931,341	18,254,284
Qualtrics International, Inc.	92,800	3,966,272
Rimini Street, Inc. (a)(b)	270,847	2,613,674
Salesforce.com, Inc. (a)	190,600	51,694,532
ServiceNow, Inc. (a)	19,400	12,072,038
Stripe, Inc. Class B (a)(d)(f)	19,953	800,614
UiPath, Inc. Class A (a)	25,300	1,331,033
Verint Systems, Inc. (a)	24,000	1,074,960
Workday, Inc. Class A (a)	43,100	10,770,259
Workiva, Inc. (a)	6,900	972,624
Yext, Inc. (a)	719,028	8,649,907
Zendesk, Inc. (a)	61,700	7,181,263
		532,755,851
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,467,264	207,617,856
HP, Inc.	180,400	4,935,744
Western Digital Corp. (a)	46,300	2,613,172
		215,166,772
TOTAL INFORMATION TECHNOLOGY		1,198,256,986
MATERIALS - 1.7%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	19,173	4,910,397
Albemarle Corp. U.S.	19,700	4,313,709
Balchem Corp.	19,200	2,785,344
CF Industries Holdings, Inc.	57,700	3,220,814
Ecolab, Inc.	31,386	6,547,747
Innospec, Inc.	35,400	2,981,388
Linde PLC	44,480	13,049,542
LyondellBasell Industries NV Class A	41,100	3,857,235
Olin Corp.	231,800	11,184,350
Sherwin-Williams Co.	17,871	4,999,055
Valvoline, Inc.	179,800	5,606,164
		63,455,745
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	19,034	6,503,537
Summit Materials, Inc. (a)	173,945	5,561,022
Vulcan Materials Co.	32,000	5,413,120
		17,477,679
Containers & Packaging - 0.1%
Crown Holdings, Inc.	81,100	8,173,258
Metals & Mining - 0.4%
Commercial Metals Co.	125,914	3,835,340
First Quantum Minerals Ltd.	433,700	8,029,579
Freeport-McMoRan, Inc.	317,931	10,342,295
Newmont Corp.	138,903	7,542,433
		29,749,647
TOTAL MATERIALS		118,856,329
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	32,700	6,247,989
American Tower Corp.	83,700	22,214,817
Corporate Office Properties Trust (SBI)	39,400	1,063,012
CubeSmart	164,200	7,955,490
Digital Realty Trust, Inc.	45,700	6,601,365
Douglas Emmett, Inc.	53,600	1,694,296
Equinix, Inc.	3,900	3,081,507
Equity Lifestyle Properties, Inc.	99,500	7,770,950
Healthcare Trust of America, Inc.	17,700	524,982
Invitation Homes, Inc.	203,400	7,796,322
Kilroy Realty Corp.	44,500	2,946,345
Lexington Corporate Properties Trust	311,100	3,966,525
Mid-America Apartment Communities, Inc.	56,500	10,551,375
Prologis (REIT), Inc.	124,200	15,578,406
The GEO Group, Inc.	54,800	409,356
Ventas, Inc.	75,400	4,162,834
VICI Properties, Inc.	54,900	1,559,709
Welltower, Inc.	85,156	7,016,854
Weyerhaeuser Co.	46,500	1,654,005
		112,796,139
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	427,100	7,948,331
Jones Lang LaSalle, Inc. (a)	13,200	3,274,788
		11,223,119
TOTAL REAL ESTATE		124,019,258
UTILITIES - 1.6%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	12,100	982,278
Edison International	128,900	7,150,083
Entergy Corp.	33,678	3,344,562
Evergy, Inc.	95,025	5,910,555
Exelon Corp.	266,635	12,889,136
FirstEnergy Corp.	193,500	6,892,470
NextEra Energy, Inc.	278,404	21,860,282
NRG Energy, Inc.	44,443	1,814,608
PG&E Corp. (a)	620,619	5,957,942
Southern Co.	185,200	11,476,844
		78,278,760
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	209,600	4,785,168
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	232,583	5,721,542
Dominion Energy, Inc.	119,478	8,724,284
NiSource, Inc.	143,500	3,477,005
Public Service Enterprise Group, Inc.	64,200	3,909,780
Sempra Energy	70,498	8,917,997
		30,750,608
TOTAL UTILITIES		113,814,536
TOTAL COMMON STOCKS (Cost $3,120,730,953)		4,832,891,386

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (a)(d)(f)	28,064	820,733

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (a)(d)(f)	17,763	1,207,815

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(d)(f)	7,264	532,233

TOTAL INDUSTRIALS		1,740,048

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(d)(f)	60,816	1,333,143
Xsight Labs Ltd. Series D (d)(f)	65,770	525,897
		1,859,040
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(f)	21,701	2,568,530

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(f)	155,858	523,963

Software - 0.0%
Databricks, Inc.:
Series G(a)(d)(f)	1,487	327,813
Series H(d)(f)	6,214	1,369,891
Stripe, Inc. Series H (a)(d)(f)	6,600	264,825
		1,962,529
TOTAL INFORMATION TECHNOLOGY		6,914,062

TOTAL CONVERTIBLE PREFERRED STOCKS		9,474,843
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	70,300	6,951,992

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (f)	29,109	1,571,886
Gupshup, Inc. (d)(f)	59,838	1,368,208
		2,940,094
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,892,086
TOTAL PREFERRED STOCKS (Cost $16,519,929)		19,366,929

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 10/7/21 to 12/16/21 (h) (Cost $6,759,613)	6,760,000	6,759,641

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(i) (Cost $1,104,800)	1,104,800	1,259,347

Fixed-Income Funds - 27.9%
	Shares	Value ($)
Fidelity High Income Central Fund (j)	0	0
Fidelity VIP Investment Grade Central Fund (j)	17,468,148	1,933,374,585
TOTAL FIXED-INCOME FUNDS (Cost $1,868,046,999)		1,933,374,585

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k)	138,616,958	138,644,681
Fidelity Securities Lending Cash Central Fund 0.06% (k)(l)	8,795,056	8,795,935
TOTAL MONEY MARKET FUNDS (Cost $147,440,108)		147,440,616

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,160,602,402)	6,941,092,504
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,400,578)
NET ASSETS - 100.0%	6,932,691,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	425	Dec 2021	91,327,188	(3,519,032)	(3,519,032)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,703,486 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,416,174 or 0.4% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,774,711.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967
Algolia SAS Series D	7/23/21	820,733
Ant International Co. Ltd. Class C	5/16/18	3,487,731
Astera Labs, Inc. Series C	8/24/21	523,963
Astranis Space Technologies Corp. Series C	3/19/21	1,333,143
Beta Technologies, Inc. Series A	4/09/21	532,233
ByteDance Ltd. Series E1	11/18/20	2,377,869
Cazoo Group Ltd.	3/28/21	564,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130
Circle Internet Financial Ltd. 0%	5/11/21	1,104,800
Databricks, Inc. Series G	2/01/21	263,746
Databricks, Inc. Series H	8/31/21	1,369,891
Epic Games, Inc.	3/29/21	1,603,620
Gupshup, Inc.	6/08/21	1,368,208
IonQ, Inc.	3/07/21	925,630
Space Exploration Technologies Corp. Class A	2/16/21	713,983
Stripe, Inc. Class B	5/18/21	800,682
Stripe, Inc. Series H	3/15/21	264,825
Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	111,643,553	890,890,826	863,889,161	60,787	(537)	-	138,644,681	0.2%
Fidelity High Income Central Fund	57,944,325	-	58,067,154	91,843	9,408,177	(9,285,348)	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	10,070,364	121,834,227	123,108,656	57,283	-	-	8,795,935	0.0%
VIP Investment Grade Central Fund	1,724,676,019	273,291,217	-	58,443,475	-	(64,592,651)	1,933,374,585	25.2%
Total	1,904,334,261	1,286,016,270	1,045,064,971	58,653,388	9,407,640	(73,877,999)	2,080,815,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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